Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.55%
Aerospace & Defense–3.98%
Axon Enterprise, Inc.(b)	110,560	$59,717,878
General Electric Co.	337,997	100,875,205
Howmet Aerospace, Inc.	413,922	84,684,302
		245,277,385
Apparel Retail–0.48%
TJX Cos., Inc. (The)	194,275	29,514,258
Application Software–2.62%
AppLovin Corp., Class A(b)	222,745	133,531,173
Palantir Technologies, Inc., Class A(b)	165,869	27,940,633
		161,471,806
Asset Management & Custody Banks–0.95%
BlackRock, Inc.	56,159	58,815,321
Automobile Manufacturers–1.99%
Tesla, Inc.(b)	285,564	122,841,066
Automotive Retail–2.23%
AutoZone, Inc.(b)	14,811	58,567,582
Carvana Co.(b)(c)	209,858	78,591,821
		137,159,403
Biotechnology–1.49%
AbbVie, Inc.	261,977	59,652,163
argenx SE, ADR (Netherlands)(b)	35,401	32,285,004
		91,937,167
Broadline Retail–6.15%
Amazon.com, Inc.(b)	1,623,423	378,614,712
Coal & Consumable Fuels–1.01%
Cameco Corp. (Canada)	706,527	62,534,705
Communications Equipment–1.95%
Arista Networks, Inc.(b)	917,487	119,897,201
Construction & Engineering–1.85%
Quanta Services, Inc.	245,643	114,194,518
Consumer Finance–1.40%
American Express Co.	236,974	86,559,493
Consumer Staples Merchandise Retail–0.75%
Walmart, Inc.	416,890	46,070,514
Electrical Components & Equipment–1.48%
Vertiv Holdings Co., Class A	505,759	90,900,065
Electronic Components–1.46%
Amphenol Corp., Class A	640,559	90,254,763
Financial Exchanges & Data–0.84%
Coinbase Global, Inc., Class A(b)(c)	113,228	30,890,863
Nasdaq, Inc.	227,176	20,654,842
		51,545,705
Shares		Value
Health Care Distributors–1.53%
Cencora, Inc.	255,623	$94,306,993
Health Care Equipment–2.01%
Boston Scientific Corp.(b)	1,063,575	108,037,949
Intuitive Surgical, Inc.(b)	27,732	15,903,747
		123,941,696
Health Care REITs–1.22%
Welltower, Inc.	360,107	74,981,479
Heavy Electrical Equipment–1.67%
GE Vernova, Inc.	171,037	102,582,861
Hotels, Resorts & Cruise Lines–0.74%
Hilton Worldwide Holdings, Inc.	159,399	45,433,497
Independent Power Producers & Energy Traders–0.64%
Vistra Corp.	219,328	39,229,006
Industrial Machinery & Supplies & Components–0.52%
Parker-Hannifin Corp.	37,010	31,891,517
Interactive Media & Services–11.84%
Alphabet, Inc., Class C	1,385,155	443,415,819
Meta Platforms, Inc., Class A	363,435	235,487,708
Reddit, Inc., Class A(b)	231,752	50,167,355
		729,070,882
Internet Services & Infrastructure–3.74%
Cloudflare, Inc., Class A(b)	296,959	59,454,161
Shopify, Inc., Class A (Canada)(b)	423,606	67,200,856
Snowflake, Inc., Class A(b)	412,310	103,588,765
		230,243,782
Investment Banking & Brokerage–1.57%
Goldman Sachs Group, Inc. (The)	117,194	96,806,932
Life Sciences Tools & Services–0.51%
Thermo Fisher Scientific, Inc.	53,015	31,322,852
Movies & Entertainment–2.85%
Netflix, Inc.(b)	1,180,330	126,979,901
Spotify Technology S.A. (Sweden)(b)	81,110	48,574,346
		175,554,247
Real Estate Services–0.93%
CBRE Group, Inc., Class A(b)	352,940	57,116,280
Semiconductor Materials & Equipment–1.16%
Lam Research Corp.	457,030	71,296,680
Semiconductors–21.97%
Advanced Micro Devices, Inc.(b)	196,916	42,835,137
Broadcom, Inc.	975,685	393,162,028
Monolithic Power Systems, Inc.	74,875	69,496,729
NVIDIA Corp.	4,047,752	716,452,104
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	448,678	130,794,124
		1,352,740,122
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Shares		Value
Systems Software–8.60%
Microsoft Corp.	1,076,881	$529,836,221
Technology Hardware, Storage & Peripherals–5.56%
Apple, Inc.	1,228,007	342,429,752
Transaction & Payment Processing Services–1.86%
Mastercard, Inc., Class A	207,728	114,360,496
Total Common Stocks & Other Equity Interests (Cost $2,866,487,709)		6,130,733,377
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e)	8,510,251	8,510,251
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(e)	15,804,748	15,804,748
Total Money Market Funds (Cost $24,314,999)		24,314,999
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,890,802,708)		6,155,048,376
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.10%
Invesco Private Government Fund, 4.00%(d)(e)(f)	18,996,019	$18,996,019
Invesco Private Prime Fund, 4.12%(d)(e)(f)	48,777,047	48,791,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,787,699)		67,787,699
TOTAL INVESTMENTS IN SECURITIES–101.05% (Cost $2,958,590,407)		6,222,836,075
OTHER ASSETS LESS LIABILITIES—(1.05)%		(64,509,867)
NET ASSETS–100.00%		$6,158,326,208
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,210,211	$85,807,280	$(81,507,240)	$-	$-	$8,510,251	$96,055
Invesco Treasury Portfolio, Institutional Class	7,818,956	159,356,376	(151,370,584)	-	-	15,804,748	175,647
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,981,027	203,968,511	(243,953,519)	-	-	18,996,019	224,258*
Invesco Private Prime Fund	152,817,015	307,412,724	(411,440,859)	(5,217)	8,017	48,791,680	653,821*
Total	$223,827,209	$756,544,891	$(888,272,202)	$(5,217)	$8,017	$92,102,698	$1,149,781

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,130,733,377	$—	$—	$6,130,733,377
Money Market Funds	24,314,999	67,787,699	—	92,102,698
Total Investments	$6,155,048,376	$67,787,699	$—	$6,222,836,075
Invesco Discovery Large Cap Fund